Derivative Instruments - Additional Information (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Initial margin, centrally-cleared derivatives		$ 21.3	$ 33.5
Net gains expected to be reclassified from AOCI into net income in next 12 months		$ 6.0
Maximum term exposure is hedged		22 years
Loss on Cash Flow Hedge Ineffectiveness	$ 1.9	$ 0.3
Gain on Cash Flow Hedge Ineffectiveness			$ 1.6